                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03429

                                   ----------

                           Capital Appreciation Fund
               (Exact name of registrant as specified in charter)

                                 One Cityplace,
                          Hartford, Connecticut, 06103
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:
          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
           260 Madison Avenue                             1666 K Street, N.W.
              10th Floor,                                Washington, D.C. 20006
           New York, NY 10006

       Registrant's telephone number, including area code: (800) 842-9406

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPITAL APPRECIATION FUND

Schedule of Investments (unaudited)
September 30, 2005

  SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 93.3%

CONSUMER DISCRETIONARY -- 23.7%

INTERNET & CATALOG RETAIL -- 4.0%
1,032,175   eBay, Inc. *                                          $   42,525,610
                                                                  --------------

MEDIA -- 5.2%
1,568,785   XM Satellite Radio Holdings, Inc., Class A Shares *       56,335,069
                                                                  --------------

MULTILINE RETAIL -- 1.0%
  232,800   J.C. Penney Co., Inc.                                     11,039,376
                                                                  --------------

SPECIALTY RETAIL -- 8.3%
  762,922   Advance Auto Parts *                                      29,509,823
  857,325   Lowe's Cos., Inc.                                         55,211,730
  236,670   Staples, Inc.                                              5,045,805
                                                                  --------------
                                                                      89,767,358
                                                                  --------------

TEXTILES, APPAREL & LUXURY GOODS -- 5.2%
  413,880   Coach, Inc. *                                             12,979,277
  526,005   NIKE, Inc., Class B Shares                                42,964,088
                                                                  --------------
                                                                      55,943,365
                                                                  --------------
            TOTAL CONSUMER DISCRETIONARY                             255,610,778
                                                                  --------------

ENERGY -- 6.9%

OIL & GAS -- 6.9%
1,004,130   Murphy Oil Corp.                                          50,075,963
  397,580   Suncor Energy, Inc.                                       24,065,517
                                                                  --------------
            TOTAL ENERGY                                              74,141,480
                                                                  --------------

FINANCIALS -- 11.0%

BANKS -- 5.6%
  636,190   Commerce Bancorp, Inc.                                    19,524,671
  709,220   Wells Fargo & Co.                                         41,539,016
                                                                  --------------
                                                                      61,063,687
                                                                  --------------

DIVERSIFIED FINANCIAL SERVICES -- 4.4%
  285,470   American Express Co.                                      16,397,397
  172,875   Goldman Sachs Group, Inc.                                 21,018,142
  183,095   SLM Corp.                                                  9,821,216
                                                                  --------------
                                                                      47,236,755
                                                                  --------------

INSURANCE -- 1.0%
    3,901   Berkshire Hathaway, Inc., Class B Shares *                10,653,631
                                                                  --------------
            TOTAL FINANCIALS                                         118,954,073
                                                                  --------------

HEALTH CARE -- 29.9%

BIOTECHNOLOGY -- 11.2%
  827,980   Genentech, Inc. *                                         69,724,196
  714,505   Gilead Sciences, Inc. *                                   34,839,264
  224,045   Invitrogen Corp. *                                        16,854,905
                                                                  --------------
                                                                     121,418,365
                                                                  --------------

HEALTH CARE PROVIDERS & SERVICES -- 10.7%
2,058,665   UnitedHealth Group, Inc.                                 115,696,973
                                                                  --------------

PHARMACEUTICALS -- 8.0%
  391,314   Roche Holding AG                                          54,583,597
  946,100   Teva Pharmaceutical Industries Ltd., Sponsored ADR        31,618,662
                                                                  --------------
                                                                      86,202,259
                                                                  --------------
            TOTAL HEALTH CARE                                        323,317,597
                                                                  --------------

INDUSTRIALS -- 1.8%

AEROSPACE & DEFENSE -- 1.8%
  318,105   Lockheed Martin Corp.                                     19,417,129
                                                                  --------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

CAPITAL APPRECIATION FUND

September 30, 2005

  SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

INFORMATION TECHNOLOGY -- 18.3%

COMMUNICATIONS EQUIPMENT -- 1.2%
  287,440   QUALCOMM, Inc.                                        $   12,862,940
                                                                  --------------

COMPUTERS & PERIPHERALS -- 9.3%
1,882,840   Apple Computer, Inc. *                                   100,939,053
                                                                  --------------

INTERNET SOFTWARE & SERVICES -- 2.0%
  646,300   Yahoo!, Inc. *                                            21,870,792
                                                                  --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
  327,070   Texas Instruments, Inc.                                   11,087,673
                                                                  --------------

SOFTWARE -- 4.8%
  904,725   Electronic Arts, Inc. *                                   51,469,805
                                                                  --------------
            TOTAL INFORMATION TECHNOLOGY                             198,230,263
                                                                  --------------

MATERIALS -- 0.7%

CHEMICALS -- 0.7%
  405,770   Huntsman Corp. *                                           7,932,804
                                                                  --------------

UTILITIES -- 1.0%

ELECTRIC UTILITIES -- 1.0%
  643,070   AES Corp. *                                               10,565,640
                                                                  --------------
            TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
               (Cost -- $621,294,740)                              1,008,169,764
                                                                  --------------

    PAR
   AMOUNT                         SECURITY                            VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 7.3%

REPURCHASE AGREEMENT -- 7.3%
$78,816,000   State Street Bank & Trust Co.,
                 dated 9/30/05, 2.450% due 10/3/05;
                 Proceeds due at maturity - $78,832,092;
                 (Fully collateralized by U.S. Treasury Note,
                 3.375% due 10/15/09; Market value -
                 $80,395,263)
                 (Cost -- $78,816,000)                               78,816,000
                                                                 --------------
              TOTAL INVESTMENTS -- 100.6%
              (Cost -- $700,110,740#)                             1,086,985,764
                                                                 --------------
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6)%        (6,313,223)
                                                                 --------------
              TOTAL NET ASSETS -- 100.0%                         $1,080,672,541
                                                                 ==============

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     ADR - American Depositary Receipt

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

                        Notes to Schedule of Investments

At September 30, 2005, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio was as follows:

                                                                           GROSS           GROSS       NET UNREALIZED
                                                    FEDERAL INCOME      UNREALIZED      UNREALIZED      APPRECIATION/
PORTFOLIO                                              TAX COST        APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
---------                                          ---------------    --------------  ---------------  --------------
Capital Appreciation Fund                              700,110,754      390,276,524        3,401,495      386,875,029

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Effective July 1, 2005, certain changes were made to the registrant's internal control over financial reporting in connection with the acquisition of the registrant's investment adviser by MetLife, Inc. Prior to July 1, 2005, Travelers Life & Annuity legal and Citigroup Asset Management finance departments were directly responsible for registrant's internal control over financial reporting, including those policies and procedures that (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the registrant; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the registrant are being made only in accordance with authorizations of management and directors of the registrant; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the registrant's assets that could have a material effect on the financial statements. Beginning July 1, 2005, the responsibilities for the registrant's internal control of financial reporting, including those policies and procedures discussed above, were delegated to the sub-administrator to the registrant, subject to the supervision and oversight of the registrant, including its principal executive and principal financial officers, other officers of the registrant, and officers and employees of the registrant's adviser.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Appreciation Fund


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: Januray 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: January 9, 2006


By: /s/ Peter Duffy
    -------------------------------------
    Peter Duffy
    Chief Financial Officer and Treasurer

Date: January 9, 2006